Debt (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total current portion of long-term debt	$ 29,180,000	$ 4,598,000
Long-Term Debt [Member]
Convertible Notes Payable Issued on May 8, 2020	0	3,000,000
Convertible Notes Payable Issued on November 3, 2020	0	3,889,000
Convertible Notes Payable Issued on May 19, 2021	0	5,610,000
Convertible Notes Payable Issued on April 30, 2021	0	66,000
Total Face Value of Convertible Notes Payable	0	12,565,000
Less: Unamortized Discount	0	(5,389,000)
Net Carrying Value of Convertible Notes Payable	0	7,176,000
ANS Line of Credit	5,024,000	1,898,000
Total Line of Credit	5,024,000	1,898,000
Notes Payable Paycheck Protection Program	0	2,000,000
Notes Payable Issued on May 19, 2021	11,860,000	11,860,000
Notes Payable Issued on December 17, 2021	15,926,000	15,926,000
Unamortized Discount	(3,630)	(3,699)
Total Face Value of Notes Payable	27,786,000	29,786,000
Net Carrying Value of Notes Payable	24,156,000	26,087,000
Before deferred financing costs	29,180,000	35,161,000
Current amount of Convertible Notes Payable	0	2,700,000
Current amount of Notes Payable	24,156,000	0
Current amount of Line of Credit	5,024,000	1,898,000
Total current portion of long-term debt	29,180,000	4,598,000
Total long-term debt, net of current portion	$ 0	$ 30,563,000